Schedule of Asset retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations
Balance at the beginning of year	$ 8,993,108	$ 9,355,422
Accretion expense	264,075	91,982
Impact of hyperinflation	(69,379)
Change in estimate	(3,871,334)	(454,296)
Balance at the end of year	$ 5,316,470	$ 8,993,108